Lease obligations (Tables)	12 Months Ended
Dec. 31, 2022
Lease expense
	Years ended December 31,
	2022	2021
	US$’000	US$’000

Operating lease cost	175	243
Short-term lease cost	121	62
Total lease cost	296	305

Supplemental information related to operating leases
	Years ended December 31,
	2022	2021
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	195	196
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-
	December 31,
	2022	2021
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	219	238
Current portion of long-term operating lease obligations	113	175
Long-term operating lease obligations, net of current maturities	87	41
	200	216

Weighted average remaining lease term
Operating leases	20 months	23 months

Weighted average discount rate
Operating leases	4.44%	5.00%

Future minimum lease payments required under operating leases
Operating leases
US$’000

Year ending December 31,
2022	134
2023	69
Total lease payments	203
Less: imputed interest	(3)
Total	200

ZHEJIANG TIANLAN
Lease expense
Years ended December 31,
	2022	2021
	RMB’000	RMB’000

Finance lease cost:
Amortization of right-of-use assets	-	-
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	-	-
Total finance lease cost	-	-

Schedule of Supplemental consolidated cash flow
Years ended December 31,
	2022	2021
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for lease obligations (noncash):
Finance leases	-	-

Schedule of Supplemental consolidated balance sheet information
December 31,
	2022	2021
	RMB’000	RMB’000

Finance leases
Property, plant and equipment, at cost	-	-
Accumulated depreciation and impairment losses	-	-

Property, plant and equipment, net	-	-

Current maturities of long-term debt	-	-
Total finance lease liabilities	-	-

Weighted average remaining lease term
Finance leases	-	-

Weighted average discount rate
Finance leases	-	5.9%